Cash Flow Detail - Investing Activities, Proceeds and Payments on Financial Investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Proceeds on financial investments not included under cash equivalents	€ 1,413	€ 1,432	€ 2,967
Payments on financial investments not included under cash equivalents	(1,196)	(1,475)	(2,575)
Net proceeds/(payments) for temporary financial investments	50	856	1,532
Collateral guarantees on derivatives
Disclosure of associates [line items]
Proceeds on financial investments not included under cash equivalents	1,292	1,088	2,891
Payments on financial investments not included under cash equivalents	(987)	(1,402)	(2,195)
Bond sales in Argentina
Disclosure of associates [line items]
Proceeds on financial investments not included under cash equivalents	91	9	0
Payments on financial investments not included under cash equivalents	(170)	(42)	0
Legal deposits
Disclosure of associates [line items]
Proceeds on financial investments not included under cash equivalents	12	31	3
Payments on financial investments not included under cash equivalents	(10)	(16)	(4)
Long-term financial instruments of Pegaso PCS
Disclosure of associates [line items]
Proceeds on financial investments not included under cash equivalents	0	287	0
Payments on financial investments not included under cash equivalents	0	0	(260)
Others
Disclosure of associates [line items]
Proceeds on financial investments not included under cash equivalents	18	17	73
Payments on financial investments not included under cash equivalents	€ (29)	€ (15)	€ (116)